Expense Example - FidelityLow-PricedStockFund-AMCIZPRO - FidelityLow-PricedStockFund-AMCIZPRO - Fidelity Low-Priced Stock Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Low-Priced Stock Fund - Class C
Expense Example:
1 year	$ 297
3 years	609
5 years	1,047
10 years	2,070
Fidelity Advisor Low-Priced Stock Fund - Class M
Expense Example:
1 year	491
3 years	790
5 years	1,109
10 years	2,014
Fidelity Advisor Low-Priced Stock Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Advisor Low-Priced Stock Fund - Class Z
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor Low-Priced Stock Fund - Class A
Expense Example:
1 year	689
3 years	931
5 years	1,192
10 years	$ 1,935